Taxation - Schedule of Current and Deferred Portion of Income Tax (Benefits) Expenses Included in the Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred income tax expenses	¥ 21,007	$ 3,046	¥ 32,125	¥ 18,608
Total income tax expenses	27,871	$ 4,041	55,227	176,784
CHINA
Income Tax Disclosure [Line Items]
Current income tax expenses	0		16,046	142,710
Deferred income tax expenses	19,987		28,119	18,818
Total income tax expenses	19,987		44,165	161,528
Non PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses	6,864		7,056	15,466
Deferred income tax expenses	1,020		4,006	(210)
Total income tax expenses	¥ 7,884		¥ 11,062	¥ 15,256